UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-08535

Light Revolution Fund, Inc.

(Exact name of registrant as specified in charter)

704 Court A, Tacoma, Washington         98402

 (Address of principal executive offices)  (Zip code)

Henry Hewitt

Light Revolution Fund, Inc.

704 Court A, Tacoma, Washington         98402

(Name and address of agent for service)

Registrant's telephone number, including area code: (888) 463-3957

Date of fiscal year end: October 31

Date of reporting period: April 30, 2005

Item 1.  Reports to Stockholders.

SEMI ANNUAL REPORT

April 30, 2005

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

	LIGHT REVOLUTION FUND
	Schedule of Investments
	April 30, 2005 (Unaudited)

Shares		Market Value

COMMON STOCK - 96.79%

Banks - 3.23%
1,676	Bank of New York, Inc.	$ 46,827
892	Wells Fargo & Co.	53,466
		100,293

Broadcast & Cable TV - 1.51%
3,316	DirecTV Group, Inc.*	46,821

Business Services - 1.91%
1,405	Fiserv, Inc. *	59,432

Computer Graphics - 1.49%
1,450	Autodesk, Inc. *	46,154

Communication Services - 2.80%
890	Garmin Ltd	35,155
1,846	Nextel Communications, Inc. Class A *	51,670
		86,825

Computer Hardware & Electronics - 10.74%
3,130	Apple Computer, Inc.*	112,868
2,900	Cisco Systems, Inc. *	50,083
2,156	Dell, Inc. *	75,093
3,750	EMC Corp Massachusetts*	49,200
669	Lexmark International, Inc. *	46,462
		333,706

Computer & Office Equipment - 1.39%
564	International Business Machines Corp.	43,078

Computer Services - 8.64%
285	Google, Inc.*	62,700
3,310	Seagate Technology*	58,190
1,944	SunGard Data Systems, Inc. *	64,930
2,390	Yahoo, Inc. *	82,455
		268,275

Computer Storage Devices - 1.67%
2,185	Sandisk Corp. *	51,785

Electronic & Other Electrical Equipment - 3.77%
3,995	AU Optronics Corp. **	64,799
2,108	Koninklijke Philips Electronics **	52,257
		117,056
Diversified Operations - 2.08%
4,700	Corning Corp. *	64,625

Entertainment & Media - 3.43%
1,679	Comcast Corp. Cl A Special *	53,375
2,009	The Walt Disney Co.	53,038
		106,413

Finance Services - 1.59%
1,298	First Data Corp.	49,363

Household Video & Audio Equipment - 1.67%
1,409	Sony Corp. **	51,724

Imaging & Graphics - 2.90%
1,732	Canon, Inc. **	90,133

Motion Pictures - 2.59%
1,756	Pixar *	80,319

Photo Equipment & Supplies - 1.65%
1,550	Fuji Photo Film Ltd. **	51,259

Retail-Mail Order Direct - 5.67%
1,200	Amazon.Com, Inc.*	38,832
820	CDW Corp	44,846
1,548	Ebay, Inc.*	49,087
2,000	Interactivecorp *	43,480
		176,245

Semiconductors & Related Devices - 12.61%
2,500	Advanced Micro Devices, Inc.*	35,575
1,500	Analog Devices, Inc.	51,165
3,200	Applied Materials Inc.	47,584
2,381	Intel Corp.	56,001
1,200	Kla-Tencor Corp	46,740
1,300	Maxim Integrated Products Inc.	48,503
2,260	Texas Instruments Inc.	56,410
1,850	Xilinx Inc.	49,839
		391,817

Software - 13.92%
1,432	Adobe Systems, Inc. *	85,161
1,434	Electronic Arts, Inc. *	76,561
1,076	Infosy Technologies Ltd. **	63,699
1,253	Intuit, Inc. *	50,496
2,018	Microsoft Corp.	51,055
1,232	SAP AG **	48,578
3,022	Symantec Corp. *	56,693
		432,243
Telecommunications - 8.12%
1,400	BT Group PLC	53,928
4,778	Nokia Corp. **	76,352
2,108	QUALCOMM, Inc.	73,548
1,350	Verizon Communications	48,330
		252,158

Telephone Communications - 3.44%
3,236	China Mobile (Hong Kong) Ltd. **	57,601
1,450	Telefonos De Mexico ADS	49,155
		106,756

TOTAL FOR COMMON STOCK (Cost $2,851,671) - 96.79%		3,006,480

CASH AND EQUIVALENTS - 2.19%
67,948	American Family Financial Services Demand Note (Cost $67,948)	67,948

19,456	Wisconsin Corporate Central credit Union Variable Demand Note (Cost $19,456)	19,456

TOTAL INVESTMENTS (Cost $3,068,776) - 99.60%		3,093,884

OTHER ASSETS LESS LIABILITIES - 0.40%		12,418

NET ASSETS - 100.00%		$ 3,106,302

* Non-Income Producing Securities

** American Depository Receipt

The accompanying notes are an integral part of the financial statements.

LIGHT REVOLUTION FUND
Statement of Assets and Liabilities
April 30, 2005 (Unaudited)

Assets:
Investment Securities at Market Value	$ 3,093,884
(Cost $3,068,776)
Cash	1,000
Receivables:
Dividends and Interest	1,778
Prepaid Legal Fees	24,917
Total Assets	3,121,579
Liabilities:
Accrued Management Fees	2,545
Accrued Expenses	12,732
Total Liabilities	15,277
Net Assets	$ 3,106,302

Net Assets Consist of:
Paid In Capital	7,813,475
Accumulated Undistributed Net Investment Income (Loss)	(69,705)
Accumulated Realized Gain (Loss) on Investments - Net	(4,792,278)
Unrealized Appreciation/(Depreciation) in Value
of Investments	154,810
Net Assets for 375,867 Shares Outstanding	$ 3,106,302

Per Share Net Asset Value, Offering Price and Redemption Price	$8.26
($3,106,302/375,867 shares)

LIGHT REVOLUTION FUND
Statement of Operations
For the Six Months Ended April 30, 2005 (Unaudited)

Investment Income:
Dividends	$15,042
Interest	916
Total Investment Income	15,958
Expenses:
Advisory fees (Note 4)	17,119
Transfer agent and fund accounting fees	14,014
Legal fees	27,960
Insurance expense	5,728
Audit fees	7,280
Custody fees	3,640
Distribution fees	4,280
Other fees	1,820
Printing and postage expense	1,820
Blue Sky/Registration fees	2,002
Total Expenses	85,663

Net Investment Income (Loss)	(69,705)
Realized and Unrealized Gain (Loss) on Investments:
Realized Gain (Loss) on Investments	503,537
Change In Appreciation (Depreciation) on Investments	(504,772)
Net Realized and Unrealized Gain (Loss) on Investments	(1,235)

Net Increase (Decrease) in Net Assets from Operations	$(70,940)

LIGHT REVOLUTION FUND
Statements of Changes in Net Assets
April 30, 2005

	(Unaudited)
	Six Months	For the Year
	Ended	Ended
	4/30/2005	10/31/2004
Operations:
Net investment income (loss)	$ (69,705)	$ (126,037)
Net realized gain (loss) on investment transactions	503,537	267,392
Net change in unrealized appreciation (depreciation) on investments	(504,772)	(125,364)
Net increase (decrease) in net assets resulting from operations	(70,940)	15,991
Distributions to Shareholders From:
Net investment income distribution	0	0
Capital gain distribution	0	0
Net Decrease from Distributions	0	0
Capital Share Transactions:
Proceeds from shares sold	6,000	32,893
Reinvested dividends and distributions	0	0
Cost of shares redeemed	(186,030)	(618,431)
Net Decrease from Shareholder Activity	(180,030)	(585,538)

Net Assets:
Net increase (decrease) in net assets	(250,970)	(569,547)
Beginning of year	3,357,272	3,926,819
End of year (including accumulated undistributed net investment income of $0 and $0, respectively)
	$ 3,106,302	$ 3,357,272

Share Transactions:
Shares sold	688	4,058
Shares issued on reinvestment of dividends	0	0
Shares redeemed	(21,091)	(74,253)
Net increase (decrease) in shares	(20,403)	(70,195)
Outstanding at beginning of period	396,270	466,465
Outstanding at end of period	375,867	396,270

LIGHT REVOLUTION FUND
Financial Highlights
April 30, 2005
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months	For the Year	For the Year	For the Year	For the Year		For the Year
	Ended	Ended	Ended	Ended	Ended		Ended
	4/30/ 2005	10/31/ 2004	10/31/ 2003	10/31/ 2002	10/31/ 2001		10/31/ 2000

Net Asset Value at Beginning of Period	$ 8.47	$ 8.42	$ 6.32	$ 8.46	$ 15.25		$ 11.39
Net Investment Loss (a)	(0.18)	(0.30)	(0.19)	(0.21)	(0.14)		(0.06)
Net Gains or Losses on Securities	(0.03)	0.35	2.29	(1.93)	(6.35)		3.92
(Realized and Unrealized)
Total from Investment Operations	(0.21)	0.05	2.10	(2.14)	(6.49)		3.86

Dividends (From Net Investment Income)	0.00	0.00	0.00	0.00	(0.19)		0.00
Distributions (From Capital Gains)	0.00	0.00	0.00	0.00	(0.11)		0.00
Total Distributions	0.00	0.00	0.00	0.00	(0.30)		0.00

Net Asset Value at End of Period	$ 8.26	$ 8.47	$ 8.42	$ 6.32	$ 8.46		$ 15.25

Total Return (b)	(1.90)%	0.59%	33.23%	(25.30)%	(43.25)%	†	33.89%	†

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 3,106	$ 3,357	$ 3,927	$ 3,125	$ 5,576		$ 9,161
Ratio of Expenses to Average Net Assets	4.99%	4.13%	4.02%	4.38%	3.98%		5.21%
before reimbursement
Ratio of Net Investment Loss to Average	(4.06)%	(3.56)%	(3.46)%	(3.77)%	(3.35)%		(3.99)%
Net Assets before reimbursement
Ratio of Expenses to Average Net Assets	4.99%	4.13%	3.19%	3.27%	2.00%		2.00%
after reimbursement
Ratio of Net Investment Loss to Average	(4.06)%	(3.56)%	(2.63)%	(2.66)%	(1.37)%		(0.78)%
Net Assets after reimbursement
Portfolio Turnover Rate	92.52%	54.45%	109.39%	73.35%	50.65%		17.49%

† The total return calculation does not reflect the maximum sales charge discontinued February 8, 2002 of 4.75%.
(a) Net investment income (loss) per share is based on average shares outstanding throughout the year.
(b) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

LIGHT REVOLUTION FUND

NOTES TO FINANCIAL STATEMENTS

APRIL 30, 2005 (UNAUDITED)

Note 1. Organization

The Light Revolution Fund, Inc. (the "Corporation") was organized as a Maryland corporation on October 21, 1997 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objectives and policies.  The series presently authorized is the Light Revolution Fund (the "Fund").  Pursuant to the 1940 Act, the Fund is a "diversified" series of the Corporation and has an investment objective of capital appreciation.  The Fund commenced operations on June 29, 1999.

Note 2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies employed by the Fund in preparing its financial statements:

Use of Estimates- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

Investment Valuation- Common stocks and other equity-type securities are valued at the last sales price on the national securities exchange or NASDAQ on which such securities are primarily traded; however, securities traded on a national securities exchange or NASDAQ for which there were no transactions on a given day, and securities not listed on a national securities exchange or NASDAQ, are valued at the average of the most recent bid and asked prices. Fixed income securities are valued by a pricing service that utilizes electronic data processing techniques to determine values for normal institutional-sized trading units of fixed income securities without regard to sale or bid prices when such values are believed to more accurately reflect the fair market value of such securities; otherwise, actual sale or bid prices are used. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Directors of the Corporation. The Board of Directors may approve the use of pricing services to assist the Fund in the determination of net asset value. Fixed income securities having remaining maturities of 60 days or less when purchased are generally valued by the amortized cost method. Under this method of valuation, a security is initially valued at its acquisition cost and, thereafter, amortization of any discount or premium is assumed each day, regardless of the impact of fluctuating interest rates on the market value of the security.

Distributions to Shareholders- Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.  Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually.  The character of distributions made during the period from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain items for financial statement and tax purposes.

Federal Income Taxes- The Fund’s policy is to continue to comply with the requirements of Sub-Chapter M of the Internal Revenue Code that are applicable to a regulated investment company and to distribute substantially all taxable income to its shareholders. Therefore, no federal income tax provision is required.

Foreign Securities- The Fund may invest in foreign securities.  Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments.  Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than securities of comparable U.S. companies and the U.S. Government.

Foreign Currency Translation- Investment securities and other assets and liabilities initially expressed in foreign currencies are converted to U.S. dollars based upon current exchange rates.  Purchases and sales of foreign investment securities and income are converted to U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions.  The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses.

Other- The Fund records security transactions based on the trade date.  The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds.  Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. General accepted accounting principles require that permanent financial reporting differences relating to shareholder distributions be reclassified to paid-in-capital or net realized gains.  Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.  Net assets are not affected by the reclassifications.

Note 3. Investment Transactions

The aggregate purchases and sales of securities, excluding short-term investments, by the Fund for the six months ended April 30, 2005, were as follows:

	PURCHASES	SALES
U.S. Government	$ -	$ -
Other	$1,285,477	$1,554,215

At April 30, 2005, gross unrealized appreciation and depreciation of investments for tax purposes were as follows:

Appreciation	$ 387,313
(Depreciation)	(232,503)
Net appreciation of investments	$154,810

At April 30, 2005, the cost of investments for federal income tax purposes was $3,068,776.

Note 4. Related Party Transactions

The Corporation has entered into an Investment Advisory Agreement with Light Index Investment Company (the "Investment Adviser") under which the Investment Adviser manages the Fund’s investments and business affairs subject to the supervision of the Fund’s Board of Directors.  Pursuant to its Investment Advisory Agreement with the Corporation, the Fund pays the Investment Adviser an annual management fee of 1.00% of the Fund’s average daily net assets.  The advisory fee is accrued daily and paid monthly. For the six months ended, the Adviser earned $17,119.  The President of the Investment Adviser is also a Director of the Fund.  At April 30, 2005 the Fund owed $2,545 to the Investment Adviser.

Prior to March 31, 2002, the Investment Adviser had contractually agreed to waive all or a portion of its fees and/or reimburse expenses to the extent that total operating expenses (exclusive of interest, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities, and extraordinary items) exceed the annual rate of 2.00%.  Effective March 31, 2002, the Investment Adviser terminated this agreement.  A non-recoverable voluntary extension of this agreement occurred through July 9, 2003.  The Investment Adviser is entitled to recoup such amounts for a period of up to three years following the fiscal year in which the Investment Adviser reduced its compensation or assumed expenses for the Fund, provided that the total operating expenses including this recoupment do not exceed the established cap on expenses for that year.      Waived/reimbursed expenses subject to potential recovery by year of expiration are as follows:

Year of Expiration	Recoverable Amount
10/31/05	$61,684

The Fund retains Mutual Shareholder Services (“MSS”) to act as the Fund’s transfer agent and fund accountant.  For the six months ended April 30, 2005, MSS earned fees of $14,014 from the Fund for these services provided to the Fund.  At April 30, 2005, the Fund owed MSS $875.  An officer of the Fund is also the owner and an officer of MSS.

Effective January 1, 2001, Quasar Distributors, LLC (the "Distributor") serves as principal underwriter of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Corporation.  The Corporation, on behalf of the Fund, has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plan"), which authorizes the Fund to pay the Distributor (and others that have entered into related agreements under the 12b-1 Plan) a distribution and shareholder servicing fee of fee at an annual rate of up to 0.25% of the average daily net assets of the Fund.  Total 12b-1 fees accrued for the six months were $4,280.  Under the terms of the 12b-1 Plan, the Corporation or the Distributor may pay all or a portion of this fee to any securities dealer, financial institution or any other person who renders assistance in distributing or promoting the sale of Fund shares, or who provides certain shareholder services to Fund shareholders pursuant to a written agreement.

Note 5. Control Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund under Section 2(a)(9) of the Investment Company Act of 1940.  As of April 30, 2005, James Milgard owned more than 62% of the Fund.

Note 6. Distributions to Shareholders

There were no distributions paid during the six months ended April 30, 2005 and fiscal year ended October 31, 2004.  As of April 30, 2005, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed Ordinary Income (accumulated losses)	$ 0
Undistributed Long Term Capital Gain (accumulated losses)	($4,792,278)
Unrealized Appreciation / (Depreciation)	$154,810
$(4,637,468)

The difference between book basis and the tax basis of unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales.

LIGHT REVOLUTION FUND

EXPENSE ILLUSTRATION

Expense Example (Unaudited)

As a shareholder of the Light Revolution Fund, you incur one type of cost: management fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2004 through April 30, 2005.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Light Revolution Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	November 1, 2004	April 30, 2005	November 1,2004 to April 30,2005

Actual	$1,000.00	$1,005.94	$20.02
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,005.24	$20.02

* Expenses are equal to the Fund's annualized expense ratio of 4.99%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LIGHT REVOLUTION FUND

DIRECTORS AND OFFICERS

DIRECTORS AND OFFICERS

Under the laws of the State of Maryland, the Board of Directors of the Corporation is responsible for managing its business and affairs. The directors and officers of the Corporation, together with information as to their principal business occupations during the last five years, and other information, are shown below. Directors who are deemed "interested persons," as defined in the 1940 Act are indicated below under the heading "Interested Directors." Directors who are not deemed to be "interested persons" are indicated below under the heading "Independent Directors." There are no standing committees of the Corporation.

Interested Directors

Name, Address* and Age	Position With the Corporation	Term of Office** And Length of Time Served	Principal Occupations During Past 5 Years	Number of Portfolios Overseen By Trustee	Other Directorships Held By Trustee or Officer
Henry Hewitt, (49)	President and Director***	Since 1999

Mr. Hewitt serves as President, Chief Executive Officer and a Director of the Adviser, and as President and a Director

of the Corporation and has served in those capacities since 1999. He is responsible for the day-to-day management of the Fund. An Oxford graduate, he began working in the securities business in 1985 as a broker for Merrill Lynch. The Adviser has been a registered investment adviser since 1993 and has published a monthly newsletter called The Light Revolution Herald since September 1993.  The Light Revolution Herald examines current technological and financial developments surrounding the companies

which are included in the Light Index

				1	None

*The address of each director and officer is Light Investment Company, 704 Court A, Tacoma, Washington 92402.

**There is no set term for Directors and Officers of the Corporation.

***Mr. Hewitt is deemed an "interested person", as defined in the 1940 Act, due to his affiliation to the Adviser.

Independent Directors

Name, Address* and Age	Position With the Corporation	Term of Office** And Length of Time Served	Principal Occupations During Past 5 Years	Number of Portfolios Overseen By Trustee	Other Directorships Held By Trustee or Officer
Tamsin Taylor, (61)	Director	Since 2000	An independent consultant, Ms. Taylor has also been a director of Laird Norton Financial Group/Trust Co., a non-bank trust company, since 1984.	1	None
Thomas O’Rourke, (43)	Director	Since 2003	President of Amid Technologies, a software development company, since 2001. Director at NBBJ Architecture (2000-2001). President/CEO of Ark Interface, Inc. (1989-1999).	1	None

*The address of each director and officer is Light Investment Company, 704 Court A, Tacoma, Washington 92402.

**There is no set term for Directors and Officers of the Corporation.

Board of  Directors

Henry Hewett III

Tamsin Taylor

Thomas O’Rourke

Investment Adviser

Light Index Investment Company

704 Court A

Tacoma, Washington 98402

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services

8869 Brecksville Rd, Suite C

Brecksville, Ohio 44141

Custodian

US Bank, NA

425 Walnut Street

P.O. Box 1118

Cincinnati, OH  45201

Independent Auditors

Cohen McCurdy Ltd.

826 Westpoint Pkwy., Suite 1250

Westlake, Ohio 44145

Shares of the Light Revolution Fund are distributed by an independent third party, Quasar Distributors, L.L.C. This report has been prepared for the general information of the Light Revolution Fund shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.  The Fund’s prospectus contains more complete information about the objectives, policies, expenses and risks of the Fund.  Please read the prospectus carefully before investing or sending money.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of July 1, 2005, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Not applicable.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Light Revolution Fund, Inc.

By /s/ Henry Hewitt

     Henry Hewitt

     President and Director

Date July 8, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Henry Hewitt

     Henry Hewitt

     President and Director

Date July 11, 2005

By /s/ Henry Hewitt

     Henry Hewitt

     Chief Financial Officer and Director

Date July 11, 2005